INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
INCOME TAX
Federal statutory income tax rate	25.00%	25.00%
Cumulative net operating loss	¥ 124,642,036		$ 17,555,464	¥ 133,600,000
Net operating loss expired	13,200,000	$ 1,900,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	¥ 4,200,000	$ 600,000
Nanjing Recon
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%